FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
	May 12, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Apr. 04, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value adjustment of Warrants, Investments, and Derivative assets				$ (5,697)	$ (13,049)
Fair value adjustment of warrants investments and accounts receivable		$ (3,009)	$ (5,989)
Cultivator Catalyst Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid loan and interest						$ 2,680
Non-cash financial expenses	$ 1,800